Taxes	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
TAXES
9.	TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to two-tier profit tax rates. The profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25%, while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiary, the VIE and the VIE’s subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The total impact of preferential tax rates amounted to approximately $0.7 million and $0.5 million for the six months ended June 30, 2024 and 2023, respectively and the impact to EPS is not significant for the six months ended June 30, 2024 and 2023.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. Beijing Shengfeng Supply Chain Management Co., Ltd., as an HNTE, is entitled to a preferential tax rate of 15% from 2020 to 2025. Beijing Tianyu Shengfeng e-commerce Technology Co. Ltd., as an HNTE, was entitled to a preferential tax rate of 15% from 2021 to 2023, to the extent it had taxable income under the EIT Laws for such three-year period. Shengfeng Supply Chain Management Co. Ltd. was eligible to enjoy a preferential tax rate of 15% from 2020 to 2022, an HNTE, which period was further extended to 2025, and which entity will continue to do so to the extent it has taxable income under the EIT Laws, due to the local preferential tax policy.

Several subsidiaries and the VIE’s subsidiaries, including Chengdu Shengfeng Supply Chain Management Co., Ltd., Shengfeng Logistics (Liaoning) Co., Ltd., Shengfeng Logistics (Guangxi) Co., Ltd., etc., are qualified as small and micro enterprises, thus, the preferential effective tax rates of 2.5%-5% are applied to these entities.

Sichuan Shengfeng Logistics Co., Ltd. is eligible to enjoy a preferential tax rate of 15% to 2030 to the extent it has taxable income under the EIT Laws due to encouraging tax policy by in the western region.

i)	The components of income (loss) before income taxes are as follows:

	For the Six Months Ended June 30,
	2024	2023

Non-PRC	$(176)	$(252)
PRC	5,825	8,124
Total	$5,649	$7,872

ii)	The components of the income tax provision are as follows:

	For the Six Months Ended June 30,
	2024	2023

Current	$430	$709
Deferred	207	700
Total	$637	$1,409

iii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023

PRC statutory income tax rate	25.0%	25.0%
Effect of preferential tax rates (1)	(12.7)%	(5.7)%
Eligible additional deduction (2)	(3.1)%	(2.9)%
Impact of different tax rates in other jurisdictions	0.8%	0.8%
Non-taxable and exemptions	0.1%	(0.5)%
Permanent differences (3)	1.2%	1.2%
Effective income tax rate	11.3%	17.9%

(1)	Preferential tax rates for small and micro enterprises and high-tech entities.
(2)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
(3)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

iv)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of June 30, 2024	As of December 31, 2023
Deferred tax assets:
Net operating losses carryforward	$543	$609
Allowance for credit losses	880	913
Deferred income (a)	262	267
Intangible assets (b)	175	155
Operating lease liabilities	3,470	4,303
Deferred tax assets	$5,330	$6,247

Deferred tax liabilities:
Operating lease right-of-use assets	$3,509	$4,254
Property and equipment (c)	47	-
Deferred tax liabilities	$3,556	$4,254

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible assets represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

(c)	Property and equipment represents the amortized temporary difference between the tax basis and the accounting basis.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, valuation allowances of nil were provided for certain of the Company’s subsidiaries with net operating loss carryforwards as of June 30, 2024 and December 31, 2023. As of June 30, 2024 and December 31, 2023, there were approximately $2.8 million and $2.8 million PRC net operating loss carryforwards in certain subsidiaries, respectively. Most of the net operating tax loss carryforwards will expire from fiscal year 2024 to 2028.

Uncertain tax positions

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2024 and December 31, 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interests and penalties tax for the six months ended June 30, 2024 and 2023.

(b)	Tax payable

Tax payable consisted of the following:

	As of June 30, 2024	As of December 31, 2023

Value-added tax payable	$2,559	$1,665
Income tax payable	383	343
Other taxes payable	239	270
Total	$3,181	$2,278